Combined Statements of Unitholders' Equity - CAD ($) shares in Thousands, $ in Thousands	Stapled Units	Contributed surplus	Retained earnings (Deficit)	Accumulated other comprehensive income	Stapled Unitholders' Equity	Non-controlling interests	Total
Equity at beginning of period at Dec. 31, 2016	$ 2,128,378	$ 61,425	$ (395,330)	$ 153,734	$ 1,948,207	$ 1,529	$ 1,949,736
Balance at beginning of period (in units) at Dec. 31, 2016	47,123
Net income			357,702		357,702	46	357,748	[1]
Other comprehensive income (loss)				(35,168)	(35,168)	183	(34,985)
Distributions (note 10)			(123,058)		(123,058)	(510)	(123,568)
Units issued under the stapled unit plan (note 11 (b))	$ 977				977		977
Units issued under the stapled unit plan (in units) (note 11 (b))	22
Units repurchased for cancellation (note 11(c))	$ (10,895)	(1,151)			(12,046)		(12,046)
Units repurchased for cancellation (in units) (note 11 (c))	(242)
Equity at end of period at Dec. 31, 2017	$ 2,118,460	60,274	(160,686)	118,566	2,136,614	1,248	2,137,862
Balance at end of period (in units) at Dec. 31, 2017	46,903
Net income			465,156		465,156	201	465,357
Other comprehensive income (loss)				92,886	92,886	38	92,924
Distributions (note 10)		41,128	(179,969)		(138,841)	(20)	(138,861)
Units issued under the stapled unit plan (note 11 (b))	$ 3,233				3,233		3,233
Units issued under the stapled unit plan (in units) (note 11 (b))	64
Units repurchased for cancellation (note 11(c))	$ (57,915)	(5,615)			(63,530)		(63,530)
Units repurchased for cancellation (in units) (note 11 (c))	(1,282)
Equity at end of period at Dec. 31, 2018	$ 2,063,778	$ 95,787	$ 124,501	$ 211,452	$ 2,495,518	$ 1,467	$ 2,496,985
Balance at end of period (in units) at Dec. 31, 2018	45,685

[1]	The Trust has retrospectively applied IFRS 15, Revenue from Contracts with Customers (note 2(o)).